Document and Entity Information	Jun. 08, 2020
Document And Entity Information [Line Items]
Entity Central Index Key	0001521332
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jun. 08, 2020
Entity Registrant Name	Aptiv PLC
Entity Incorporation, State or Country Code	Y9
Entity File Number	001-35346
Entity Tax Identification Number	98-1029562
Entity Address, Address Line One	5 Hanover Quay
Entity Address, Address Line Two	Grand Canal Dock
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D02 VY79
Entity Address, Country	IE
Country Region	1
Local Phone Number	259-7013
City Area Code	351
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares. $0.01 par value per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Ordinary Shares. $0.01 par value per share
Trading Symbol	APTV
Security Exchange Name	NYSE
Euro-Denominated Senior Notes, 1.500% Due 2025 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.500% Senior Notes due 2025
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 4.25% Due 2026 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	4.250% Senior Notes due 2026
Trading Symbol	APTV
Security Exchange Name	NYSE
Euro-denominated Senior Notes, 1.600% Due 2028 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.600% Senior Notes due 2028
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 4.35% Due 2029 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	4.350% Senior Notes due 2029
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 4.400% Due 2046 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	4.400% Senior Notes due 2046
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes, 5.40% Due 2049 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	5.400% Senior Notes due 2049
Trading Symbol	APTV
Security Exchange Name	NYSE